Note 9 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) $ in Thousands	Sep. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Future annual minimum repayments	$ 520,562
Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	206,296	[1]
Filter Group financing [Member]
Statement Line Items [Line Items]
Future annual minimum repayments	6,438	[2]
The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Future annual minimum repayments	15,000	[3]
The 10.25% term loan [Member]
Statement Line Items [Line Items]
Future annual minimum repayments	292,828	[4]
Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	3,958
Not later than one year [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Not later than one year [member] | Filter Group financing [Member]
Statement Line Items [Line Items]
Future annual minimum repayments	3,958	[2]
Not later than one year [member] | The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Not later than one year [member] | The 10.25% term loan [Member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	208,776
Later than one year and not later than three years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	206,296	[1]
Later than one year and not later than three years [member] | Filter Group financing [Member]
Statement Line Items [Line Items]
Future annual minimum repayments	2,480	[2]
Later than one year and not later than three years [member] | The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than one year and not later than three years [member] | The 10.25% term loan [Member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	292,828
Later than four years and not later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than four years and not later than five years [member] | Filter Group financing [Member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than four years and not later than five years [member] | The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than four years and not later than five years [member] | The 10.25% term loan [Member]
Statement Line Items [Line Items]
Future annual minimum repayments	292,828	[4]
Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	15,000
Later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than five years [member] | Filter Group financing [Member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than five years [member] | The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Future annual minimum repayments	15,000	[3]
Later than five years [member] | The 10.25% term loan [Member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]

[1]	As part of the Recapitalization, Just Energy extended the $335 million senior secured credit facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy's obligations under the $335 million senior secured credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Filter Group, and German operations. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As at September 30, 2020, the Company was compliant with all of its covenants. The tables below show Just Energy's liquidity position and its scheduled mandatory commitment reductions. Senior secured credit facility as at September 30, 2020: Total commitments $ 335,000 Outstanding advances (206,296) Letters of credit outstanding (69,109) Remaining capacity $ 59,595 19 JUST ENERGY GROUP INC. NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS For the six months ended September 30, 2020 (unaudited in thousands of Canadian dollars, except where indicated and per share amounts) Scheduled mandatory commitment reductions1: March 31, 2021 $ 35,000 September 30, 2021 35,000 March 31, 2022 35,000 September 30, 2022 35,000 March 31, 2023 35,000 September 30, 2023 35,000 1In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than $500,000. On November 30, 2021, the facility will also be reduced by the lesser of (a) $30 million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before November 30,2021, and (b) the cumulative EBITDA for the trailing five fiscal quarters measured at September 30, 2021 less $176.0 million. Prior to September 28, 2020, interest was payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy was able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances were at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit were at a rate of 3.750%. Subsequent to the Recapitalization on September 28, 2020, under the terms of the senior secured credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 5.25%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at September 30, 2020, $206.3 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2020 amounted to $69.1 million (March 31, 2020- $72.5 million). As at September 30, 2020, Just Energy has $59.6 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados and German operations.
[2]	Filter Group has a $6.4 million outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[3]	As part of the Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes ("7.0% $15M subordinated notes") to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% subordinated notes bear an annual interest rate of 7.0% payable in-kind semi-annually on March 15 and September 15. A $2.0 million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement.
[4]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the "10.25% term loan) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The outstanding balance at time of maturity will be amortized as interest expense over the term of the agreement.